Supplemental Cash Flow Information (Details) - Schedule of Purchase of Property, Plant and Equipment - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Purchase of Property, Plant and Equipment [Abstract]
Acquisition of intangible assets	$ 37,508	$ 9,414,720
Add: Opening balance of payable on intangible assets	3,020,475
Less: Through share-based payment		(3,000,000)
Less: Reversal of payable on intangible assets
Less: Ending balance of payable on intangible assets	(3,000,001)	(3,156,949)
Cash paid during the period	$ 57,982	$ 3,257,771